Stock options (Details) - Stock Options - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Number of options
Outstanding, beginning of year	0	0	20,692
Cancelled	0	0	(20,692)
Outstanding, end of year	0	0	0
Exercisable, end of year	0	0	0
Weighted average exercise price
Options Outstanding, Beginning	$ 0.00	$ 0.00	$ 3.44
Options Cancelled	(0.00)	(0.00)	(3.44)
Options Outstanding, Ending	0.00	0.00	0.00
Options Exercisable, Ending	$ 0.00	$ 0.00	$ 0.00